Significant Customer Concentration	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Customer Concentration Risk [Abstract]
Significant Customer Concentration
Note 15
Significant Customer Concentration:

For the three months ended September 30, 2011, revenues to the Company’s international master distributor (GlobalMed Technologies) were $1,047,049, or 12.9%, of total revenues for such period. For the nine months ended September 30, 2011, revenues to the Company’s international master distributor (GlobalMed Technologies) were $3,764,488, or 15.2%, of total revenues for such period. At September 30, 2011, the accounts receivable balance from GlobalMed Technologies was $398,207, or 12.2%, of total net accounts receivable. For the three months ended September 30, 2010, revenues to the Company’s international master distributor (GlobalMed Technologies) were $978,606, or 10.2%, of total revenues for such period. For the nine months ended September 30, 2010, revenues to the Company’s international master distributor (GlobalMed Technologies) were $2,628,862, or 10.8%, of total revenues for such period.

Note 17
Significant Customer Concentration:

For the year ended December 31, 2010, revenues to the Company's international master distributor (GlobalMed Technologies) were $4,258,826, or 12.2% of total revenues for the period. At December 31, 2010, the accounts receivable balance from GlobalMed Technologies was $470,997, or 14.4% of total net accounts receivable. No one customer represented 10% or more of total revenues for the year ended December 31, 2009 and 2008.